Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)				12 Months Ended
	Apr. 30, 2018	Nov. 30, 2015	Sep. 08, 2006	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets [Line Items]
Goodwill included in purchase price of the branch				$ 3,402,000	$ 3,402,000	$ 3,402,000
Other intangible assets				200,000	225,000
Branch Office in Richfield, PA [Member]
Goodwill and Other Intangible Assets [Line Items]
Acquisition date			Sep. 08, 2006
Goodwill included in purchase price of the branch				$ 2,046,000	$ 2,046,000
Intangible assets included in purchase price			$ 431,000
Intangible assets amortization period			10 years
FNBPA Bancorp, Inc [Member]
Goodwill and Other Intangible Assets [Line Items]
Acquisition date			Nov. 30, 2015
Goodwill included in purchase price of the branch		$ 3,335,000
Intangible assets included in purchase price		$ 303,000
Intangible assets amortization period		10 years
Other intangible assets		$ 40,000
Liverpool Community Bank [Member]
Goodwill and Other Intangible Assets [Line Items]
Acquisition date	Apr. 30, 2018
Intangible assets included in purchase price	$ 289,000
Intangible assets amortization period	10 years
Other Intangible Assets [Member] | FNBPA Bancorp, Inc [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets included in purchase price		$ 40,000
Intangible assets amortization period		2 years